MARKETABLE SECURITIES:	6 Months Ended
Jun. 30, 2022
Investments, Debt and Equity Securities [Abstract]
MARKETABLE SECURITIES

NOTE 3 – MARKETABLE SECURITIES:

The following table sets forth the Company’s marketable securities for the indicated periods:

	December 31,	June 30,
	2021	2022
Level 2 securities:
U.S government and agency bonds	275	1,174
Other foreign government bonds	-	1,507
Corporate bonds*	1,434	7,165
Total	1,709	9,846

* Investments in Corporate bonds rated A or higher.

The Company’s debt securities are classified within Level 2 because it uses quoted market prices or alternative pricing sources and models utilizing market observable inputs to determine their fair value.

The table below sets forth a summary of the changes in the fair value of the Company’s marketable securities for the indicated periods:

	Marketable securities
	For the year ended	For the Six Months
	December 31, 2021	ended June 30, 2022

Balance at beginning of the period	$21,652	$1,709
Additions	6,716	10,006
Sale or maturity	(26,784)	(1,734)
Changes in fair value during the period	125	(135)
Balance at end of the period	$1,709	$9,846

As of June 30, 2022, the Company’s debt securities had the following maturity dates:

Market value
June 30,
2022
Due within one year	9,041
Between 1-2 years	805

The carrying amount of the cash and cash equivalents, bank deposits, restricted cash, restricted long term deposits, receivables from collaborative arrangements, accrued expenses and other liabilities approximates their fair value.